SHORT-TERM CONVERTIBLE DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SHORT-TERM CONVERTIBLE DEBT
Convertible notes payable
	September 30, 2021	December 31, 2020
Auctus Tranche 1	-	700
Auctus Tranche 2	$400	$400
Auctus prepayment penalty	350	-
Auctus (March 31, 2020 Note)	161	113
Debt discount and issuance costs to be amortized	(22)	(262)
Convertible notes payable - short-term	$889	$951

	December 31, 2020	December 31, 2019
Shenghuo	$-	$513
Auctus	1,213	-
Eagle	-	26
Adar	-	85
Debt discount and issuance costs to be amortized	(262)	(9)
Debt discount related to beneficial conversion	-	(29)
Convertible notes payable – short-term, including related parties	$951	$586